Net Loss Per Share	9 Months Ended
Sep. 30, 2020
Net Loss Per Share
Net Loss Per Share

12. Net Loss Per Share

Net loss per share was computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the nine months ended September 30, 2019 and 2020:

	For the nine months ended September 30,
	2019	2020
	US$	US$

Numerator:
Net loss—basic and diluted	(30,200,182)	(28,582,981)
Net loss attributable to ordinary shareholders	(30,200,182)	(28,582,981)
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	3,163,501,054	3,086,630,271
Diluted	3,163,501,054	3,086,630,271
Net loss earnings per share—basic and diluted	(0.01)	(0.01)

12. Net Loss Per Share (Continued)

As a result of the Group’s net loss for the nine months ended September 30, 2019 and 2020, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive:

	For the nine months ended September 30,
	2019	2020

Share options	160,139,359	284,044,974
Restricted shares units	60,108,963	29,194,080
Total	220,248,322	313,239,054